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                                                   August 5, 1998


VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attn:  Public Filing Room

       RE:  Reserve Tax-Exempt Trust
            File Nos. 2-82592 (Securities Act of 1933)
            811-3696 (Investment Company Act of 1940)

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Investment Company Act of 1940, this letter is to certify that the form of prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) is not different from that contained in the most recent registration statement. The most recent registration statement, Post-Effective Amendment 30, was filed electronically and accepted on July 30, 1998.

                                                    Respectfully,
                                                    /s/ MaryKathleen Foynes
                                                    MaryKathleen Foynes
                                                    Counsel and Secretary